Shareholder Report, Holdings (Details)	Jun. 30, 2026
LDR High Income Realty Fund, Institutional Class Shares | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
LDR High Income Realty Fund, Institutional Class Shares | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
LDR High Income Realty Fund, Institutional Class Shares | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
LDR High Income Realty Fund, Institutional Class Shares | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
LDR High Income Realty Fund, Institutional Class Shares | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
LDR High Income Realty Fund, Institutional Class Shares | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
LDR High Income Realty Fund, Institutional Class Shares | American Tower Corporate REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
LDR High Income Realty Fund, Institutional Class Shares | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
LDR High Income Realty Fund, Institutional Class Shares | Essex Property Trust, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
LDR High Income Realty Fund, Institutional Class Shares | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
LDR High Income Realty Fund, Institutional Class Shares | Diversified/Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.85%
LDR High Income Realty Fund, Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.66%
LDR High Income Realty Fund, Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
LDR High Income Realty Fund, Institutional Class Shares | Office Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
LDR High Income Realty Fund, Institutional Class Shares | Residential Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%
LDR High Income Realty Fund, Institutional Class Shares | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
LDR High Income Realty Fund, Institutional Class Shares | Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
LDR High Income Realty Fund, Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
LDR High Income Realty Fund, Institutional Class Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
LDR High Income Realty Fund, Platform Class Shares | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%
LDR High Income Realty Fund, Platform Class Shares | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
LDR High Income Realty Fund, Platform Class Shares | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
LDR High Income Realty Fund, Platform Class Shares | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
LDR High Income Realty Fund, Platform Class Shares | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
LDR High Income Realty Fund, Platform Class Shares | Vertiv Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
LDR High Income Realty Fund, Platform Class Shares | American Tower Corporate REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
LDR High Income Realty Fund, Platform Class Shares | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
LDR High Income Realty Fund, Platform Class Shares | Essex Property Trust, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
LDR High Income Realty Fund, Platform Class Shares | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
LDR High Income Realty Fund, Platform Class Shares | Diversified/Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.85%
LDR High Income Realty Fund, Platform Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.66%
LDR High Income Realty Fund, Platform Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
LDR High Income Realty Fund, Platform Class Shares | Office Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
LDR High Income Realty Fund, Platform Class Shares | Residential Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%
LDR High Income Realty Fund, Platform Class Shares | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
LDR High Income Realty Fund, Platform Class Shares | Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
LDR High Income Realty Fund, Platform Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
LDR High Income Realty Fund, Platform Class Shares | Money Market Fund Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%